Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (4,627,772)	$ 2,543,813	$ 2,223,979
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Changes in allowances - accounts receivable	280,158	7,915	(89)
Changes in allowances - advances to suppliers	(3,217)	0	3,526
Changes in allowances - inventories	3,933	(40,963)	53,736
Changes in allowances - long-term investment	137,786	92,944	0
Depreciation	11,121	26,870	64,287
Amortization of operating lease right-of-use assets	364,301	45,473	85,280
Loss on short-term investment	0	5,870	145,843
Loss on disposal of property and equipment	0	124	0
Loss (gain) from disposal of subsidiaries	3,941,657	(5,592)	15,243
Amortization of debt issuance costs	60,301	1,691,609	48,160
Interest receivable from other receivable	0	0	(445,693)
Interest expenses	1,404,229	0	0
Amortization of biological assets	213,240	217,207	218,317
Deferred income tax provision	0	164,600	(176,633)
Change in fair value of derivative liability	0	(873,767)	(419,649)
Share-based compensation	0	0	2,007,328
Changes in operating assets and liabilities:
Accounts receivable	(10,553,909)	(9,045,179)	6,483,703
Advances to suppliers	(9,327,123)	(71,298,597)	12,767,241
Notes receivables	0	3,558,349	(3,818,479)
Inventory, net	(1,401,002)	(3,272,753)	515,599
Other current assets	(318,052)	(222,440)	(49,765)
Other non-current assets	(1,000,000)	0	0
Accounts payable	3,006,640	946,285	156,598
Operating lease liabilities	(359,177)	(63,467)	(38,478)
Other current liabilities	937,330	(232,463)	795,434
Other non-current liabilities	454,025	0	0
Net cash (used in) provided by operating activities	(16,775,531)	(75,754,162)	20,635,488
Cash flows from investing activities
Purchase of property, plant and equipment	(29,450)	(314)	(2,946)
Short-term deposits	0	35,444,402	(35,296,981)
Acquisition of subsidiaries	0	0	(1,521,422)
Repayment of advances to a third party	0	0	106,500
Proceeds from disposal of subsidiaries, net of cash	2,097,809	12,998	2,662,459
Purchase of long-term investments	0	(7,088,880)	(152,142)
Purchase of short-term investments	0	0	(152,142)
Other receivables	0	7,504,211	(7,607,108)
Advances to related parties	0	(7,096)	(27,297)
Repayment of advances to related party	0	30,872	0
Net cash provided by (used in) investing activities	2,068,359	35,896,193	(41,991,079)
Cash flows from financing activities
Proceeds from promissory notes	5,000,000	0	0
Repayment of promissory notes	(130,000)	0	0
Repayment of convertible promissory notes	(6,050,625)	0	0
Borrowings from a third-party loan	2,184,592	0	0
Repayment of a third-party loan	(7,000)	0	0
Gross proceeds from bank acceptance notes payable	0	0	13,404
Repayment of bank acceptance notes payable	0	(12,491)	0
Net proceeds from share issuance	762,703	7,930,000	6,000,000
Net proceeds from convertible promissory note issuance	0	0	6,000,000
Borrowings from bank loans	0	4,779,323	1,959,591
Repayments of bank loans	(164,719)	(1,688,040)	(2,283,527)
Repayment of advances from related parties	(482,807)	0	(54,600)
Proceeds from advances to related parties	715,226	9,150	0
Net cash provided by financing activities	1,827,370	11,017,942	11,634,868
Effect of exchange rate changes on cash	576,589	462,261	(8,363,680)
Net decrease in cash	(12,303,213)	(28,377,766)	(18,084,403)
Cash, beginning of year	12,789,735	41,167,501	59,251,904
Cash, end of year	486,522	12,789,735	41,167,501
Supplemental disclosure information:
Income taxes paid	1,213	67,572	5,443
Interest paid	65,556	165,179	82,970
Non-cash financing activities
Right-of-use assets obtained in exchange for operating lease obligations	7,268,186	2,888	0
Conversion of notes to ordinary shares	1,154,000	1,100,000	0
Accrued interest for convertible promissory notes	$ 1,328,630	$ 1,691,609	$ 5,753